S000093657 [Member] Annual Fund Operating Expenses - Putnam Retirement Advantage 2070 Fund	Jul. 28, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 30, 2026
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	15.86%	[1]
Acquired Fund Fees and Expenses	0.61%	[2]
Expenses (as a percentage of Assets)	17.92%
Fee Waiver or Reimbursement	(16.37%)	[3]
Net Expenses (as a percentage of Assets)	1.55%
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	16.01%	[1]
Acquired Fund Fees and Expenses	0.61%	[2]
Expenses (as a percentage of Assets)	17.57%
Fee Waiver or Reimbursement	(16.37%)	[3]
Net Expenses (as a percentage of Assets)	1.20%
Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	16.01%	[1]
Acquired Fund Fees and Expenses	0.61%	[2]
Expenses (as a percentage of Assets)	17.32%
Fee Waiver or Reimbursement	(16.37%)	[3]
Net Expenses (as a percentage of Assets)	0.95%
Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	16.01%	[1]
Acquired Fund Fees and Expenses	0.61%	[2]
Expenses (as a percentage of Assets)	17.07%
Fee Waiver or Reimbursement	(16.37%)	[3]
Net Expenses (as a percentage of Assets)	0.70%
Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	15.86%	[1]
Acquired Fund Fees and Expenses	0.61%	[2]
Expenses (as a percentage of Assets)	16.92%
Fee Waiver or Reimbursement	(16.37%)	[3]
Net Expenses (as a percentage of Assets)	0.55%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	15.76%	[1]
Acquired Fund Fees and Expenses	0.61%	[2]
Expenses (as a percentage of Assets)	16.82%
Fee Waiver or Reimbursement	(16.37%)	[3]
Net Expenses (as a percentage of Assets)	0.45%
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	15.86%	[1]
Acquired Fund Fees and Expenses	0.61%	[2]
Expenses (as a percentage of Assets)	16.92%
Fee Waiver or Reimbursement	(16.37%)	[3]
Net Expenses (as a percentage of Assets)	0.55%
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	15.86%	[1]
Acquired Fund Fees and Expenses	0.61%	[2]
Expenses (as a percentage of Assets)	17.17%
Fee Waiver or Reimbursement	(16.37%)	[3]
Net Expenses (as a percentage of Assets)	0.80%

[1]
Other expenses are estimated based on the expenses the fund expects to incur for the current fiscal year and include 4.50% of non-recurring costs related to commencement of the fund’s operations. Actual expenses may differ from estimates.

[2]	Estimated amounts for the current fiscal year. Actual expenses may differ from estimates.
[3]
Reflects the Investment Manager’s (as defined below) contractual obligation to limit certain fund expenses through at least December 30, 2026. This obligation may be modified or discontinued only with approval of the Board of Trustees.